UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

AB EQUITY INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2016

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Equity Income Fund, Inc.

Portfolio of Investments

February 29, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Financials - 17.3%
Banks - 5.4%
Bank of America Corp.	442,590	$5,541,227
JPMorgan Chase & Co.	247,130	13,913,419
Wells Fargo & Co.	416,610	19,547,341

		39,001,987

Capital Markets - 0.3%
FS Investment Corp. (a)	300,000	2,535,000

Consumer Finance - 1.7%
Capital One Financial Corp.	103,585	6,808,642
Discover Financial Services	115,230	5,348,977

		12,157,619

Insurance - 9.9%
Allstate Corp. (The)	276,040	17,517,498
American Financial Group, Inc./OH	87,480	5,868,158
First American Financial Corp.	472,060	17,480,382
FNF Group	365,420	12,051,552
Old Republic International Corp.	223,000	3,969,400
Travelers Cos., Inc. (The)	137,810	14,817,331

		71,704,321

		125,398,927

Information Technology - 16.7%
Communications Equipment - 1.8%
Cisco Systems, Inc.	493,830	12,928,469

Internet Software & Services - 0.3%
Alphabet, Inc.-Class C (b)	3,100	2,163,087

IT Services - 1.3%
Xerox Corp.	989,760	9,511,594

Semiconductors & Semiconductor Equipment - 4.6%
Applied Materials, Inc.	316,770	5,977,450
Intel Corp.	501,485	14,838,941
Texas Instruments, Inc.	141,920	7,524,598
Xilinx, Inc.	98,780	4,664,392

		33,005,381

Software - 5.3%
Microsoft Corp.	548,580	27,911,751
Symantec Corp.	554,000	10,697,740

		38,609,491

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	92,200	8,914,818
HP, Inc.	1,462,380	15,632,842

		24,547,660

		120,765,682

Company	Shares	U.S. $ Value
Health Care - 12.0%
Biotechnology - 1.0%
Gilead Sciences, Inc.	80,050	6,984,362

Health Care Providers & Services - 2.7%
Aetna, Inc.	126,320	13,722,142
UnitedHealth Group, Inc.	52,330	6,232,503

		19,954,645

Pharmaceuticals - 8.3%
Johnson & Johnson	244,070	25,678,605
Merck & Co., Inc.	154,260	7,745,395
Pfizer, Inc.	910,890	27,026,106

		60,450,106

		87,389,113

Consumer Staples - 11.3%
Beverages - 0.7%
Dr Pepper Snapple Group, Inc.	56,250	5,148,562

Household Products - 3.7%
Clorox Co. (The)	113,780	14,384,068
Kimberly-Clark Corp.	92,260	12,021,478

		26,405,546

Tobacco - 6.9%
Altria Group, Inc.	571,440	35,183,561
Philip Morris International, Inc.	140,770	12,814,293
Universal Corp./VA (a)	41,500	2,260,920

		50,258,774

		81,812,882

Industrials - 9.6%
Aerospace & Defense - 2.5%
L-3 Communications Holdings, Inc.	58,340	6,843,865
Lockheed Martin Corp. (a)	52,020	11,225,396

		18,069,261

Airlines - 2.3%
Delta Air Lines, Inc.	261,160	12,598,358
JetBlue Airways Corp. (b)	194,490	4,278,780

		16,877,138

Commercial Services & Supplies - 1.6%
RR Donnelley & Sons Co. (a)	246,320	3,739,138
Waste Management, Inc.	143,810	8,031,788

		11,770,926

Electrical Equipment - 2.1%
Eaton Corp. PLC	263,260	14,929,475

Machinery - 1.1%
Illinois Tool Works, Inc.	82,070	7,735,098

		69,381,898

Company	Shares	U.S. $ Value
Consumer Discretionary - 9.5%
Auto Components - 1.0%
Magna International, Inc. (New York)-Class A	186,850	7,259,122

Automobiles - 1.0%
Ford Motor Co.	582,720	7,289,827

Hotels, Restaurants & Leisure - 2.2%
McDonald’s Corp.	137,300	16,090,187

Leisure Products - 0.7%
Hasbro, Inc.	67,850	5,147,780

Media - 1.6%
Comcast Corp.-Class A	203,180	11,729,581

Multiline Retail - 0.6%
Target Corp.	51,610	4,048,805

Specialty Retail - 2.4%
GameStop Corp.-Class A (a)	330,060	10,172,449
Home Depot, Inc. (The)	58,090	7,210,131

		17,382,580

		68,947,882

Materials - 7.2%
Chemicals - 7.2%
CF Industries Holdings, Inc.	334,490	12,195,505
Dow Chemical Co. (The)	343,290	16,687,327
LyondellBasell Industries NV-Class A	261,710	20,991,759
Scotts Miracle-Gro Co. (The)-Class A	39,500	2,726,290

		52,600,881

Utilities - 6.2%
Electric Utilities - 4.0%
American Electric Power Co., Inc.	134,820	8,325,135
PPL Corp.	472,710	16,540,123
Westar Energy, Inc.	92,330	4,012,662

		28,877,920

Multi-Utilities - 2.2%
NiSource, Inc.	535,510	11,502,755
Public Service Enterprise Group, Inc.	101,090	4,312,499

		15,815,254

		44,693,174

Energy - 5.6%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	100,500	7,207,860

Oil, Gas & Consumable Fuels - 4.6%
Exxon Mobil Corp.	177,600	14,234,640
HollyFrontier Corp.	296,210	10,017,822
Valero Energy Corp.	150,860	9,063,669

		33,316,131

		40,523,991

Company	Shares	U.S. $ Value
Telecommunication Services - 3.2%
Diversified Telecommunication Services - 3.2%
Verizon Communications, Inc.	455,310	23,097,876

Total Common Stocks (cost $671,547,891)		714,612,306

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.40% (c)(d) (cost $10,346,445)	10,346,445	10,346,445

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $681,894,336)		724,958,751

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
Investment Companies - 2.2%
AB Exchange Reserves-Class I, 0.41% (c)(d) (cost $15,913,348)	15,913,348	15,913,348

Total Investments - 102.2% (cost $697,807,684) (e)		740,872,099
Other assets less liabilities - (2.2)%		(16,193,244)

Net Assets - 100.0%		$724,678,855

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $66,047,821 and gross unrealized depreciation of investments was $(22,983,406), resulting in net unrealized appreciation of $43,064,415.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Equity Income Fund, Inc.

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$714,612,306		$	– 0	–	$	– 0	–	$714,612,306
Short-Term Investments	10,346,445			– 0	–		– 0	–	10,346,445
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,913,348			– 0	–		– 0	–	15,913,348

Total Investments in Securities	740,872,099			– 0	–		– 0	–	740,872,099
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$740,872,099		$	– 0	–	$	– 0	–	$740,872,099

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 25, 2016